Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Aug. 09, 2013
Document Effective Date	Aug. 12, 2013
Prospectus Date	Aug. 12, 2013
Institutional Class Prospectus | MegaTrends Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MEGIX
Institutional Class Prospectus | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
Institutional Class Prospectus | Gold and Precious Metals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	USEIX
Institutional Class Prospectus | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Institutional Class Prospectus | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX
Institutional Class Prospectus | Emerging Europe Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	EURIX
Institutional Class Prospectus | Emerging Europe Fund | Emerging Europe Fund
Risk/Return:
Trading Symbol	EUROX